Share Buyback Programme - Additional Information (Detail) - EUR (€)				6 Months Ended
	Aug. 27, 2021	May 06, 2021	Apr. 29, 2021	Jun. 30, 2021
Disclosure of share buyback programme [line items]
Share buyback programme, Amount authorised			€ 3,000,000,000
Date of commencement of share buy back programme		May 06, 2021
Share Repurchase Programme 2021 [Member]
Disclosure of share buyback programme [line items]
Share repurchase programme expiration date	Aug. 27, 2021
Share buyback programme, Amount	€ 1,500,000,000
Stock shares repurchased during the period shares				17,973,091
Share buyback programme,Amount paid for shares repurchased				€ 845,000,000
Amount payable for share repurchases				€ 52,000,000